PENSIONS - Net Periodic Benefit Costs (Details) - Pensions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of net periodic benefit cost:
Service cost	$ 302	$ 379	$ 369
Interest cost	2,051	2,042	2,359
Expected return on plan assets	(806)	(946)	(984)
Recognized actuarial loss	1,060	1,195	998
Net periodic benefit cost	2,607	$ 2,670	$ 2,742
Estimated net loss for defined benefit pension plans to be amortized from accumulated other comprehensive income into net periodic benefit cost in next fiscal year	$ 1,200